Cash and cash equivalents and marketable securities	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents and marketable securities

8.	Cash and cash equivalents and marketable securities
8.1.	Cash and cash equivalents

They include cash, available bank deposits and short-term financial investments with high liquidity, which meet the definition of cash equivalents.

	12.31.2023	12.31.2022
Cash at bank and in hand	103	216
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,742	2,763
Other investment funds	279	244
	2,021	3,007
- Abroad
Time deposits	7,737	2,388
Automatic investing accounts and interest checking accounts	2,852	2,365
Other financial investments	14	20
	10,603	4,773
Total short-term financial investments	12,624	7,780
Total cash and cash equivalents	12,727	7,996

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds that can be redeemed immediately, as well as reverse repurchase agreements that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

The main resources constituted were substantially provided by cash provided by operating activities of US$ 43,212, proceeds from disposal of assets - divestment of US$ 3,606, proceeds from finance debt of US$ 2,210 and financial compensation from co-participation agreements of US$ 391.

The main use of these funds in 2023 were for payment of dividends and share repurchase program of US$ 20,454, repayment of principal and interests related to finance debt and repayment of lease liability, amounting US$ 12,457, as well as for acquisition of PP&E and intangible assets in the amount of US$ 12,114.

Accounting policy for cash and cash equivalents

Cash and cash equivalents comprise cash on hand, term deposits with banks and short-term highly-liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

8.2.	Marketable securities

			12.31.2023			12.31.2022
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	926	−	926	713	−	713
Amortized cost - Bank Deposit Certificates and time deposits	4,249	−	4,249	2,548	1,026	3,574
Amortized cost - Others	53	−	53	50	−	50
Total	5,228	−	5,228	3,311	1,026	4,337
Current	2,819	−	2,819	1,747	1,026	2,773
Non-current	2,409	−	2,409	1,564	−	1,564

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds (amounts determined by level 1 of the fair value hierarchy). These financial investments have maturities of more than three months.

Securities classified as amortized cost refer to investments in Brazil in post-fixed Bank Deposit Certificates with daily liquidity, with maturities between one and two years, and to investments abroad in time deposits with maturities of more than three months from the contracting date.

Accounting policy for marketable securities

The amounts invested in operations with terms of more than three months, as from the date of the agreement, are initially measured at fair value and subsequently according to their respective classifications, which are based on the way in which these funds are managed and their features of contractual cash flows:

•	Amortized cost – financial assets that give rise, on specified dates, to cash flows represented exclusively by payments of principal and interest on the outstanding principal amount, the purpose of which is to receive its contractual cash flows. They are presented in current and in non-current asset according to their maturity term. Interest income from these investments is calculated using the effective interest rate method.
•	Fair value through profit or loss – financial assets whose purpose is to receive from its sale. They are presented in current assets due to the expectation of realization within 12 months of the reporting date.